UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of June 30, 2008
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         Aug 14, 2008
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      43
Form 13F Information Table Value   $1,188,431
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         06/30/2008


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Abbott Laboratories           COM      002824100  18,035  340,481 SH         SOLE       NA     88,593   0  251,888
Amazon.com                    COM      023135106  27,853  379,827 SH         SOLE       NA    110,529   0  269,298
Apple Computer, Inc.          COM      037833100  34,722  207,668 SH         SOLE       NA     59,327   0  148,432
ArcelorMittal (ADR)           COM      03938L104  24,578  248,085 SH         SOLE       NA     58,613   0  189,472
Burlington Northern Santa Fe  COM      12189T104  34,797  348,356 SH         SOLE       NA     99,096   0  249,259
Celgene Corporation           COM      151020104  35,822  560,860 SH         SOLE       NA    161,040   0  399,819
Cia Vale Do Rio Doce-ADR      COM      204412209  25,087  700,372 SH         SOLE       NA    141,885   0  558,486
Colgate-Palmolive             COM      194162103   1,206   17,453 SH         SOLE       NA      6,305   0   11,148
Deere & Co                    COM      244199105  28,656  397,279 SH         SOLE       NA    113,006   0  284,273
Devon Energy Corporation      COM      25179M103  38,870  323,486 SH         SOLE       NA     91,550   0  231,936
Dominion Resources, Inc       COM      25746U109  33,215  699,417 SH         SOLE       NA    196,767   0  502,650
EOG Resources.                COM      26875P101  34,577  263,542 SH         SOLE       NA     74,764   0  188,777
Express Scripts, Inc          COM      302182100  32,737  521,958 SH         SOLE       NA    146,643   0  375,315
Freeport-McMoran Copper & Gld COM      35671D857  36,992  315,656 SH         SOLE       NA     89,038   0  226,618
General Dynamics Corporation  COM      369550108  30,680  364,374 SH         SOLE       NA    102,209   0  262,165
Gilead Sciences, Inc          COM      375558103  34,553  652,552 SH         SOLE       NA    185,361   0  467,192
Google Inc.                   COM      38259P508  26,859   51,022 SH         SOLE       NA     14,565   0   36,457
Hess Corporation              COM      42809H107  37,217  294,932 SH         SOLE       NA     83,527   0  211,404
Hewlett-Packard Co.           COM      428236103  30,720  694,867 SH         SOLE       NA    201,877   0  492,990
Honeywell International Inc.  COM      438516106  23,552  468,414 SH         SOLE       NA    154,310   0  314,104
Intl Business Machines Corp.  COM      459200101  28,843  243,340 SH         SOLE       NA     69,060   0  174,280
Johnson & Johnson             COM      478160104  27,045  420,348 SH         SOLE       NA    129,322   0  291,026
Johnson Controls, Inc.	      COM      478366107  25,891  902,753 SH	     SOLE	NA    259,078	0  643,675
JP Morgan Chase & Co.         COM      46602H100  16,426  478,748 SH         SOLE       NA    166,530   0  312,218
KLA-Tencor Corporation        COM      482480100  29,352  720,994 SH         SOLE       NA    212,878   0  508,116
Marriott International        COM      571903202  16,585  632,052 SH         SOLE       NA    221,735   0  410,317
Mastercard Inc                COM      57636Q104  35,843  134,991 SH         SOLE       NA     38,517   0   96,474
McDonald's Corporation        COM      580135101  36,567  650,435 SH         SOLE       NA    184,429   0  466,006
Medco Health Solutions, Inc   COM      58405U102  31,584  669,163 SH         SOLE       NA    186,947   0  482,215
Monsanto Co                   COM      61166W101  34,575  273,450 SH         SOLE       NA     77,322   0  196,128
Nucor Corp.                   COM      670346105   3,662   49,043 SH         SOLE       NA      6,782   0   42,261
Peabody Energy Corp           COM      704549104  35,942  408,197 SH         SOLE       NA    125,441   0  282,757
Praxair Inc                   COM      74005P104  35,908  381,031 SH         SOLE       NA    107,900   0  273,131
Procter & Gamble              COM      742718109  30,195  496,549 SH         SOLE       NA    146,457   0  350,092
QUALCOMM Inc.                 COM      747525103  26,216  590,846 SH         SOLE       NA    167,552   0  423,294
Research In Motion Ltd.       COM      760975102  22,855  195,508 SH         SOLE       NA     45,040   0  150,467
T. Rowe Price Group, Inc.     COM      74144T108   7,537  133,476 SH         SOLE       NA          0   0  133,476
The Goldman Sachs Group, Inc. COM      38141G104  25,644  146,621 SH	     SOLE	NA     38,180	0  108,441
The Mosaic Company            COM      61945A107   3,210   22,182 SH         SOLE       NA     22,182   0        0
Union Pacific Corporation     COM      907818108  36,661  485,582 SH         SOLE       NA    144,643   0  340,939
US Bancorp       	      COM      902973304  21,464  769,612 SH	     SOLE	NA    250,304	0  519,309
Visa Inc                      COM      92826C839  26,694  328,305 SH         SOLE       NA    128,508   0  199,797
XTO Energy Inc                COM      98385X106  38,952  568,556 SH         SOLE       NA    161,383   0  407,173